UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   767 Fifth Avenue, 8th Floor
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           New York, New York 10153
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-10328
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Fanjiang
           --------------------------------------------------
Title:     Deputy General Counsel
           --------------------------------------------------
Phone:     212 455-0900
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jennifer Fanjiang       New York, New York             November 15, 2010
------------------------   ------------------------------  ---------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        38
                                               -------------

Form 13F Information Table Value Total:        $1,506,119
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

                                                        FORM 13F INFORMATION TABLE


          COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                            TITLE OF                  VALUE       SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS           CUSIP     (x$1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE       SHARED   NONE
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------    -------   -------
ALCON INC                   COM SHS        H01301102   34,397     206,232   SH       SOLE                   194,333   11,899
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
AMERICAN INTL GROUP INC     COM NEW        026874784   16,117     412,200   SH PUT   SOLE
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
APPLE INC                   COM            037833100   61,744     217,601   SH       SOLE                   204,459   13,142
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
ARCADIA RES INC             COM            039209101    6,536  25,298,102   SH       SOLE                25,298,102        0
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
ASHLAND INC NEW             COM            044209104   20,114     412,420   SH       SOLE                   380,872   31,548
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
CAPITALSOURCE INC           COM            14055X102   17,277   3,235,353   SH       SOLE                 2,987,764  247,589
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
CAREFUSION CORP             COM            14170T101   12,420     500,000   SH       SOLE                   463,393   36,607
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
CHARLES RIV LABS INTL INC   COM            159864107  162,392   4,898,695   SH       SOLE                 4,606,113  292,582
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
COCA COLA ENTERPRISES INC   COM            191219104  167,325   5,397,580   SH       SOLE                 5,065,919  331,661
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
COMCAST CORP NEW            CL A SPL       20030N200   52,493   3,086,032   SH       SOLE                 2,896,956  189,076
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
CONVERGYS CORP              COM            212485106   84,837   8,118,418   SH       SOLE                 7,678,797  439,621
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
DISCOVERY COMMUNICATNS NEW  COM SER C      25470F302   10,005     261,980   SH       SOLE                   242,829   19,151
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
GENERAL GROWTH PPTYS INC    COM            370021107   17,932   1,149,507   SH       SOLE                 1,079,846   69,661
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
HERTZ GLOBAL HOLDINGS INC   COM            42805T105   48,790   4,607,205   SH       SOLE                 4,340,969  266,236
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
HILLTOP HOLDINGS INC        COM            432748101   12,703   1,326,020   SH       SOLE                 1,266,853   59,167
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
HOSPITALITY PPTYS TR        COM SH BEN INT 44106M102   24,279   1,087,267   SH       SOLE                   954,717  132,550
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
IMMUCOR INC                 COM            452526106   58,197   2,934,782   SH       SOLE                 2,770,084  164,698
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
ISHARES TR                  RUSSELL 2000   464287655  101,250   1,500,000   SH PUT   SOLE
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
MADISON SQUARE GARDEN INC   CL A           55826P100   33,003   1,564,867   SH       SOLE                 1,495,682   69,185
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
MICROSOFT CORP              COM            594918104   48,581   1,983,719   SH       SOLE                 1,860,337  123,382
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
MICROSOFT CORP              COM            594918104   40,817   1,666,700   SH CALL  SOLE
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
MOTOROLA INC                COM            620076109   78,854   9,244,276   SH       SOLE                 8,647,081  597,195
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
NORTHWEST BANCSHARES INC MD COM            667340103   13,900   1,243,302   SH       SOLE                 1,175,264   68,038
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
OMNICARE INC                COM            681904108   22,261     932,222   SH       SOLE                   860,883   71,339
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
POPULAR INC                 COM            733174106   20,812   7,176,723   SH       SOLE                 6,767,582  409,141
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
PRGX GLOBAL INC             COM NEW        69357C503    6,568   1,158,438   SH       SOLE                 1,073,567   84,871
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
RADIOSHACK CORP             COM            750438103   51,911   2,433,695   SH       SOLE                 2,287,690  146,005
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------   ---------  -------
RITE AID CORP               COM            767754104    7,431   7,879,749   SH       SOLE                 7,438,813  440,936
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
SMURFIT-STONE CONTAINER CORP COM           83272A104    9,580     521,479   SH       SOLE                   481,597   39,882
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
SPDR GOLD TRUST             GLD SHS        78463V107   28,652     224,000   SH CALL  SOLE
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
SPRINT NEXTEL CORP          COM SER 1      852061100   10,204   2,203,845   SH       SOLE                 2,035,987  167,858
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
TRANSATLANTIC HLDGS INC     COM            893521104   20,077     395,061   SH       SOLE                   364,998   30,063
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
TRANSATLANTIC PETROLEUM LTD SHS            G89982105   26,426   8,927,800   SH       SOLE                 8,246,964  680,836
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
UAL CORP                    COM NEW        902549807   46,905   1,982,439   SH       SOLE                 1,864,528  117,911
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
VIACOM INC NEW              CL B           92553P201   17,978     496,755   SH       SOLE                   458,872   37,883
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
WEATHERFORD INTERNATIONAL LT REG           H27013103   51,620   3,018,710   SH       SOLE                 2,836,426  182,284
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
WESTERN UN CO               COM            959802109   37,944   2,147,370   SH       SOLE                 1,983,109  164,261
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------
XEROX CORP                  COM            984121103   23,787   2,298,277   SH       SOLE                 2,150,766  147,511
--------------------------- -------------- ---------- -------- ---------- ---- ----- --------   -------  ----------  -------